BUSINESS COMBINATIONS - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 EUR (€)	Jul. 14, 2020 EUR (€)	Dec. 31, 2020 business	Sep. 21, 2020 EUR (€)	Jul. 20, 2020 EUR (€)	Jul. 20, 2020 USD ($)	Mar. 09, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 02, 2019 EUR (€)	Apr. 11, 2019 EUR (€)
Arrival LT UAB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		€ 2,500
Loss reported until acquisition date		210,000
Profit reported since acquisition	€ 1,254,000
Cash and cash equivalents recognised as of acquisition date		59,000
Consideration transferred		3,000
Arrival Solutions Germany GmbH
Disclosure of detailed information about business combination [line items]
Cash transferred					€ 8,700	$ 10,000	€ 25,000
Number of businesses acquired | business			2
Roborace Ltd
Disclosure of detailed information about business combination [line items]
Contributions to share premium				€ 57,000
Cash and cash equivalents recognised as of acquisition date				55,000
Retained earnings recognized as of acquisition date		€ 57,943,000
Roborace Inc
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date				€ 39,000
Retained earnings recognized as of acquisition date					€ 666,000
Arrival M Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred										€ 3,322,000
Arrival R Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred									€ 61,134,000
Arrival U S A Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred									€ 4,515,000
K Cybernation S.à r.l. and K Robolife S.à r.l.
Disclosure of detailed information about business combination [line items]
Amount due to related party								€ 68,971,000